Long-Term Equity Investments	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Long-Term Equity Investments
16.	Long-Term Equity Investments

	December 31	December 31

(in thousands)	2024	2023

Common shares held	$98,190	$246,026

Warrants held	785	652

Total long-term equity investments	$98,975	$246,678

Common Shares Held

	Year Ended December 31, 2024

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2023	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Dec 31, 2024	Realized Gain (Loss) on Disposal

Kutcho	18,640	11.11%	$1,551	$-	$-	$(320)	$1,231	$ -

Hecla	-	-	168,255	-	(177,088)	8,833	-	35,768

B2Gold	12,025	0.91%	38,094	-	-	(8,678)	29,416	-

Silvercorp	3,759	1.73%	-	12,016	-	(731)	11,285	-

Aris	4,715	2.76%	15,579	-	-	936	16,515	-

Other			22,547	24,605	(12,018)	4,609	39,743	(3,543)

Total			$246,026	$36,621	$(189,106)	$4,649	$98,190	$ 32,225

1)
The disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation, while the disposal under “other” was as a result of the acquisition of the companies to which the shares relate by unrelated third party entities.

2)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Year Ended December 31, 2023

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2022	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Dec 31, 2023	Realized Gain (Loss) on Disposal

Sabina	-	-	$30,535	$-	$(48,832)	$18,297	$-	$ 872

Kutcho	18,640	13.27%	3,097	-	-	(1,546)	1,551	-

Hecla	34,980	5.66%	194,668	-	(202)	(26,211)	168,255	73

B2Gold	12,025	0.92%	-	48,832	-	(10,738)	38,094	-

Aris	4,715	3.43%	11,662	-	-	3,917	15,579	-

Other			15,573	17,352	(27)	(10,351)	22,547	(990)

Total			$255,535	$66,184	$(49,061)	$(26,632)	$246,026	$ (45)

1)
The disposal of the Sabina shares was as a result of the acquisition of Sabina by B2Gold, while the partial disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.

2)	Fair Value Gains (Losses) are reflected as a component of OCI.
The Company’s long-term investments in common shares (“LTI’s”) are held for long-term strategic purposes and not for trading purposes. As such, the Company has elected to reflect any fair value adjustments, net of tax, as a component of other comprehensive income (“OCI”). The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments but is reclassified to retained earnings.
By holding these long-term investments, the Company is inherently exposed to various risk factors including currency risk, market price risk and liquidity risk.